Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000136800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	1.10%	1.42%	1.81%
C000026765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000136801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000026764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000136800
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%	1.63%	1.92%
Without Sales Load [Member] | C000026765
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%	1.88%	2.17%
Without Sales Load [Member] | C000136801
Average Annual Return [Line Items]
Average Annual Return, Percent	2.36%	1.87%	2.17%
Without Sales Load [Member] | C000026764
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%	1.61%	1.91%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return, Percent	2.15%	1.70%	1.98%
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds Category Average
Average Annual Return, Percent	2.83%	2.37%	2.30%
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return, Percent	2.15%	1.70%	1.98%
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds Category Average
Average Annual Return, Percent	2.83%	2.37%	2.30%
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return, Percent	2.15%	1.70%	1.98%
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds Category Average
Average Annual Return, Percent	2.83%	2.37%	2.30%
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return, Percent	2.15%	1.70%	1.98%
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds Category Average
Average Annual Return, Percent	2.83%	2.37%	2.30%